Financial Instruments - Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3 (Detail) - Fair value [member] - Level 3 [member]
$ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility	45	45
Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.00%
Discount rate	6.00%	6.00%
Price multiple	0
Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	1.00%
Discount rate	13.00%	13.00%
Price multiple	37.765
Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 524,552
Proxy firm valuation method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	51,734
Binomial Option Pricing Model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	93,831	$ 1,827,288
Asset value approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 589,174